CENTURY CAPITAL MANAGEMENT TRUST

                        SUPPLEMENT DATED JANUARY 2, 2008
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2007


Effective January 2, 2008, the paragraph entitled "Disclosure of Portfolio Holdings" on page 12 of the prospectus dated February 28, 2007 will be replaced with the following:

     DISCLOSURE OF PORTFOLIO HOLDINGS. Each Fund provides a complete schedule of its portfolio securities, for each calendar quarter, by posting the information on the Funds' website (www.centuryfunds.com) approximately 30 days after the last day of each quarter (or the first business day thereafter). The information remains accessible on the website until the next quarter's schedule is posted. In addition, certain other portfolio information (such as a Fund's top 10 holdings, industry and/or sector allocations, performance attribution, and statistical information) may be posted on the Funds' website, approximately 10 to 15 days after the end of each calendar quarter. A description of each Fund's policies and procedures with respect to the disclosure of portfolio securities is available in the Statement of Additional Information.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


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                        CENTURY CAPITAL MANAGEMENT TRUST

                        SUPPLEMENT DATED JANUARY 2, 2008
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2007


Effective January 2, 2008, the first paragraph after the heading "DISCLOSURE OF PORTFOLIO HOLDINGS" on page 16 of the Statement of Additional Information dated February 28, 2007 will be replaced with the following:

     The Funds have adopted a policy and procedures with respect to the disclosure of portfolio securities which are designed to protect the confidentiality of each Fund's portfolio holdings information and to prevent the selective disclosure of such information. Each Fund provides a complete schedule of its portfolio securities, for each calendar quarter, by posting the information on the Funds' website (www.centuryfunds.com). The information will be posted approximately 30 days after the last day of each calendar quarter and will remain accessible on the website until the posting of the following quarter's schedule. In addition, certain other portfolio information (such as a Fund's top 10 holdings, industry and/or sector allocations, performance attribution, and statistical information) may be disclosed by posting the information on the Funds' website. Such information will be posted approximately 10 to 15 days after the last day of each calendar quarter.


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.